                                   OppenheimerFunds, Inc.
                                   Two World Financial Center
                                   225 Liberty Street, 11th Floor
                                    New York, NY 10281-1008

Amee Kantesaria
Counsel

November 27, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer International Small Company Fund ("Registrant")
                  Reg. No. 333-31537; File No. 811-08299
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  I hereby  represent  that,  with  respect  to  the  Prospectus  and  Statement  of
Additional  Information of the  Registrant,  dated November 24, 2006, no changes were  made  to the  Prospectus  and  the  Statement  of  Additional  Information
contained in  Post-Effective  Amendment No. 15 to the Registrant's  Registration
Statement on Form N-1A, which was filed  electronically  with the Securities and
Exchange Commission on November 22, 2006.

                                          Sincerely,

                                         /s/ Amee Kantesaria
                                      ------------------------------------
                                             Amee Kantesaria
                                             Counsel
                                             212.323.5217
                                             akantesaria@oppenheimerfunds.com

cc:    Mayer, Brown, Rowe & Maw LLP
       KPMG LLP
       Gloria LaFond